Inventory	9 Months Ended
Sep. 30, 2015
Inventory [Abstract]
Inventory

2. Inventory

Inventory consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
Finished goods	$2,446	$2,096
Raw materials	807	507
	$3,253	$2,603

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.